Janus Henderson Enterprise Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts		Value
Common Stocks– 96.3%
Aerospace & Defense – 1.5%
L3Harris Technologies Inc	1,370,643	$288,684,829
Airlines – 1.3%
Ryanair Holdings PLC (ADR)*	1,864,314	248,624,915
Biotechnology – 2.5%
Argenx SE (ADR)*	348,377	132,533,062
Ascendis Pharma A/S (ADR)*	1,043,428	131,419,757
BioMarin Pharmaceutical Inc*	1,318,485	127,128,324
Sarepta Therapeutics Inc*	1,033,849	99,694,059
		490,775,202
Capital Markets – 3.1%
Cboe Global Markets Inc	786,593	140,454,046
Charles Schwab Corp	2,572,242	176,970,250
LPL Financial Holdings Inc	1,310,232	298,235,008
		615,659,304
Chemicals – 1.0%
Corteva Inc	4,010,608	192,188,335
Commercial Services & Supplies – 4.6%
Cimpress PLC*,£	2,136,289	171,009,934
Clean Harbors Inc*	863,429	150,676,995
RB Global Inc	2,403,064	160,740,951
Rentokil Initial PLC	8,760,830	49,214,634
Rentokil Initial PLC (ADR)	6,389,737	182,810,376
Veralto Corp	2,191,536	180,275,751
Vestis Corp	477,746	10,099,550
		904,828,191
Diversified Consumer Services – 0.2%
Frontdoor Inc*	1,351,276	47,591,941
Diversified Financial Services – 3.9%
Fidelity National Information Services Inc	2,246,616	134,954,223
Global Payments Inc	1,220,699	155,028,773
WEX Inc*,£	2,465,621	479,686,566
		769,669,562
Electric Utilities – 1.7%
Alliant Energy Corp	6,444,272	330,591,154
Electrical Equipment – 1.8%
Regal Beloit Corp	563,624	83,427,624
Sensata Technologies Holding PLC	6,977,054	262,127,919
		345,555,543
Electronic Equipment, Instruments & Components – 5.7%
Flex Ltd*	17,175,336	523,160,735
TE Connectivity Ltd	1,392,552	195,653,556
Teledyne Technologies Inc*	909,004	405,679,395
		1,124,493,686
Entertainment – 1.9%
Liberty Media Corp-Liberty Formula One - Series A*	503,190	29,174,956
Liberty Media Corp-Liberty Formula One - Series C*	5,403,914	341,149,091
		370,324,047
Food & Staples Retailing – 0.7%
Dollar Tree Inc*	1,029,817	146,285,505
Health Care Equipment & Supplies – 9.0%
Boston Scientific Corp*	10,063,108	581,748,273
Cooper Cos Inc	493,131	186,620,496
Dentsply Sirona Inc	4,793,558	170,602,729
ICU Medical Inc*,£	1,230,753	122,755,304
STERIS PLC	828,828	182,217,836
Teleflex Inc	2,140,377	533,681,601
		1,777,626,239
Hotels, Restaurants & Leisure – 1.9%
Aramark	7,996,214	224,693,613
Entain PLC	11,220,699	142,167,749
		366,861,362
Information Technology Services – 5.3%
Amdocs Ltd	4,999,330	439,391,114
GoDaddy Inc*	5,720,152	607,251,336
		1,046,642,450
Insurance – 5.4%
Intact Financial Corp	3,417,236	525,804,009
Ryan Specialty Group Holdings Inc - Class A*	2,376,755	102,248,000

Shares or Principal Amounts		Value
Common Stocks– (continued)
Insurance– (continued)
WR Berkley Corp	6,097,313	$431,201,975
		1,059,253,984
Interactive Media & Services – 0.4%
Ziff Davis Inc*	1,202,966	80,827,286
Life Sciences Tools & Services – 4.8%
Avantor Inc*	9,942,880	226,995,950
Illumina Inc*	899,120	125,193,469
PerkinElmer Inc	3,773,624	412,494,839
Waters Corp*	532,160	175,203,037
		939,887,295
Machinery – 4.7%
Fortive Corp	3,257,483	239,848,473
Ingersoll Rand Inc	4,415,214	341,472,651
Wabtec Corp	2,676,153	339,603,816
		920,924,940
Multi-Utilities – 1.4%
Ameren Corp	3,882,613	280,868,224
Oil, Gas & Consumable Fuels – 1.4%
ONEOK Inc	4,027,560	282,815,263
Pharmaceuticals – 0.8%
Catalent Inc*	3,341,180	150,119,217
Professional Services – 6.4%
Broadridge Financial Solutions Inc	1,784,760	367,214,370
Ceridian HCM Holding Inc*	3,369,070	226,131,978
SS&C Technologies Holdings Inc	8,601,810	525,656,609
TransUnion	2,085,935	143,324,594
		1,262,327,551
Road & Rail – 3.5%
JB Hunt Transport Services Inc	2,127,631	424,973,016
TFI International Inc#	1,889,400	256,920,612
		681,893,628
Semiconductor & Semiconductor Equipment – 8.4%
KLA Corp	339,833	197,544,923
Lam Research Corp	231,878	181,620,762
Microchip Technology Inc	3,857,683	347,885,853
NXP Semiconductors NV	1,800,147	413,457,763
ON Semiconductor Corp*	6,027,578	503,483,590
		1,643,992,891
Software – 6.7%
Atlassian Corp - Class A*	396,439	94,296,981
Constellation Software Inc/Canada	319,588	792,461,974
Dynatrace Inc*	2,282,672	124,839,332
Nice Ltd (ADR)*	1,210,744	241,555,535
Topicus.com Inc*	849,991	57,252,017
		1,310,405,839
Specialized Real Estate Investment Trusts (REITs) – 1.4%
Lamar Advertising Co	2,544,178	270,395,238
Specialty Retail – 2.1%
Burlington Stores Inc*	704,259	136,964,290
CarMax Inc*	3,484,996	267,438,593
Wayfair Inc - Class A*	189,780	11,709,426
		416,112,309
Textiles, Apparel & Luxury Goods – 0.8%
Gildan Activewear Inc	4,810,874	159,047,494
Trading Companies & Distributors – 2.0%
Ferguson PLC	2,034,951	392,887,990
Total Common Stocks (cost $12,038,216,577)		18,918,161,414
Warrants– 0%
Software – 0%
Constellation Software Inc/Canada, expires 3/31/40*,¢((cost $0)	319,588	24
Investment Companies– 3.9%
Money Markets – 3.9%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº,£((cost $771,780,350)	771,652,626	771,806,956

Shares or Principal Amounts		Value
Investments Purchased with Cash Collateral from Securities Lending– 0%
Investment Companies – 0%
Janus Henderson Cash Collateral Fund LLC, 5.2936%ºº,£	177,600	$177,600
Time Deposits – 0%
Royal Bank of Canada, 5.3100%, 1/2/24	$44,400	44,400
Total Investments Purchased with Cash Collateral from Securities Lending (cost $222,000)		222,000
Total Investments (total cost $12,810,218,927) – 100.2%		19,690,190,394
Liabilities, net of Cash, Receivables and Other Assets – (0.2)%		(34,783,169)
Net Assets – 100%		$19,655,407,225

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$16,609,637,285	84.3%
Canada	1,952,227,081	9.9
United Kingdom	374,192,759	1.9
Ireland	248,624,915	1.3
Israel	241,555,535	1.2
Belgium	132,533,062	0.7
Denmark	131,419,757	0.7

Total	$19,690,190,394	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 12/31/23
Common Stocks - 3.9%
Commercial Services & Supplies - 0.9%
Cimpress PLC*	$-	$-	$21,448,341	$171,009,934
Diversified Financial Services - 2.4%
WEX Inc*	-	-	15,927,912	479,686,566
Health Care Equipment & Supplies - 0.6%
ICU Medical Inc*	-	-	(23,716,611)	122,755,304
Total Common Stocks	$-	$-	$13,659,642	$773,451,804
Investment Companies - 3.9%
Money Markets - 3.9%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº	12,021,010	-	(94,278)	771,806,956
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 5.2936%ºº	43,091∆	-	-	177,600
Total Affiliated Investments - 7.8%	$12,064,101	$-	$13,565,364	$1,545,436,360

(1) For securities that were affiliated for a portion of the period ended December 31, 2023, this column reflects amounts for the entire period ended December 31, 2023 and not just the period in which the security was affiliated.

	Value at 9/30/23	Purchases	Sales Proceeds	Value at 12/31/23
Common Stocks - 3.9%
Commercial Services & Supplies - 0.9%
Cimpress PLC*	149,561,593	-	-	171,009,934
Diversified Financial Services - 2.4%
WEX Inc*	463,758,654	-	-	479,686,566
Health Care Equipment & Supplies - 0.6%
ICU Medical Inc*	146,471,915	-	-	122,755,304
Investment Companies - 3.9%
Money Markets - 3.9%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº	943,056,565	430,237,397	(601,392,728)	771,806,956
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 5.2936%ºº	8,793,960	348,130,646	(356,747,006)	177,600

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
Canadian Dollar	1/18/24	13,620,000	$(9,961,535)	$321,254
Canadian Dollar	1/18/24	(16,819,000)	12,285,031	(412,929)
Euro	1/18/24	10,246,000	(10,834,847)	483,064

				391,389
Barclays Capital, Inc.:
Canadian Dollar	1/18/24	(137,142,000)	100,242,233	(3,296,839)
Euro	1/18/24	8,686,000	(9,245,613)	349,094
Euro	1/18/24	(60,568,000)	64,027,868	(2,876,603)

				(5,824,348)
BNP Paribas:
Euro	1/18/24	4,800,000	(5,074,704)	227,460
Citibank, National Association:
Canadian Dollar	1/18/24	20,793,000	(15,580,249)	117,990
Canadian Dollar	1/18/24	(97,392,000)	71,166,717	(2,362,015)
Euro	1/18/24	33,141,000	(36,453,194)	154,933
Euro	1/18/24	(70,845,000)	74,939,246	(3,317,379)

				(5,406,471)
Goldman Sachs & Co. LLC:
Canadian Dollar	1/18/24	(8,409,000)	6,144,531	(204,071)
Euro	1/18/24	(49,244,000)	52,738,572	(1,657,211)

				(1,861,282)
HSBC Securities (USA), Inc.:
Canadian Dollar	1/18/24	(111,506,000)	81,569,503	(2,614,975)
Euro	1/18/24	(64,160,000)	68,321,235	(2,551,021)

				(5,165,996)
JPMorgan Chase Bank, National Association:
Canadian Dollar	1/18/24	(178,420,000)	130,276,743	(4,426,273)
Euro	1/18/24	8,132,000	(8,637,448)	345,302
Euro	1/18/24	(15,933,000)	17,707,490	107,620
Euro	1/18/24	(99,238,000)	105,468,857	(4,151,172)

				(8,124,523)
Morgan Stanley & Co. International PLC:
Canadian Dollar	1/18/24	1,336,000	(977,213)	31,437
Euro	1/18/24	(4,659,000)	4,928,113	(218,300)

				(186,863)
State Street Bank and Trust Company:
Canadian Dollar	1/18/24	17,035,000	(12,373,939)	487,096
Canadian Dollar	1/18/24	14,887,000	(11,249,563)	(10,219)
Canadian Dollar	1/18/24	(163,996,000)	119,861,980	(3,951,247)
Euro	1/18/24	12,740,000	(14,039,698)	33,129
Euro	1/18/24	(120,976,000)	127,981,841	(5,650,362)

				(9,091,603)
Total				$(35,042,237)

Schedule of Total Return Swaps
Counterparty/ Return Paid by the Fund	Return Received by the Fund	Payment Frequency	Termination Date	Notional Amount	Swap Contracts, at Value and Unrealized Appreciation/ (Depreciation)

UBS AG, London Branch:

Euro short-term rate + 0.55%	Ryanair Holdings PLC	At Maturity	1/8/25	25,958,221	EUR	$303,605

Average Ending Monthly Value of Derivative Instruments During the Period Ended December 31, 2023

Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$91,485,279
Average amounts sold - in USD	986,458,888
Total return swaps:
Average notional amount	6,489,555

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2023.

#	Loaned security; a portion of the security is on loan at December 31, 2023.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended December 31, 2023 is $24, which represents 0.0% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$18,918,161,414	$-	$-
Warrants	-	-	24
Investment Companies	-	771,806,956	-
Investments Purchased with Cash Collateral from Securities Lending	-	222,000	-
Total Investments in Securities	$18,918,161,414	$772,028,956	$24
Other Financial Instruments(a):
OTC Swaps	-	303,605	-
Forward Foreign Currency Exchange Contracts	-	2,658,379	-
Total Assets	$18,918,161,414	$774,990,940	$24
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$37,700,616	$-

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The following describes the amounts of transfers into or out of Level 3 of the fair value hierarchy during the period.

Financial assets of $24 were transferred out of Level 2 to Level 3 since certain security’s prices were determined using significant unobservable inputs at the end of the current period and other significant observable inputs at the end of the prior year.

The Fund did not hold a significant amount of Level 3 securities as of December 31, 2023.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70218 02-24